Document And Entity Information	Nov. 07, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000926282
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Emerging Growth Company	false
Entity File Number	001-41446
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ